INCOME TAXES - Preferential tax rates (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Tax saving amount due to preferential tax rates	¥ 451,785	¥ 297,143	¥ 84,120
Income per share effect-basic	¥ 1.51	¥ 1.03	¥ 0.41
Income per share effect-diluted	¥ 1.47	¥ 0.99	¥ 0.41